Description of the Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share Reconciliation [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
For each of the three years ended December 31 the components of basic and diluted EPS were as follows:

(Shares in millions)	2015	2014	2013
Numerator from continuing operations:
(Loss) income from continuing operations less amounts attributable to noncontrolling interests	$(799.8)	$(348.1)	$63.0
Less: Loss (income) allocated to participating securities	10.9	4.2	(.6)
(Loss) income from continuing operations allocated to common shareholders	(788.9)	(343.9)	62.4
Numerator from discontinued operations:
Loss from discontinued operations less amounts attributable to noncontrolling interests	$(349.1)	$(40.5)	$(119.4)
Less: Loss allocated to participating securities	4.7	.6	1.2
Loss from discontinued operations allocated to common shareholders	(344.4)	(39.9)	(118.2)
Numerator attributable to Avon:
Loss attributable to Avon less amounts attributable to noncontrolling interests	$(1,148.9)	$(388.6)	$(56.4)
Less: Loss allocated to participating securities	15.7	4.7	.6
Loss attributable to Avon allocated to common shareholders	(1,133.2)	(383.9)	(55.8)
Denominator:
Basic EPS weighted-average shares outstanding	435.2	434.5	433.4
Diluted effect of assumed conversion of stock options	—	—	.8
Diluted EPS adjusted weighted-average shares outstanding	435.2	434.5	434.2
(Loss) Income per Common Share from continuing operations:
Basic	$(1.81)	$(.79)	$.14
Diluted	(1.81)	(.79)	.14
Loss per Common Share from discontinued operations:
Basic	$(.79)	$(.09)	$(.27)
Diluted	(.79)	(.09)	(.27)
Loss per Common Share attributable to Avon:
Basic	$(2.60)	$(.88)	$(.13)
Diluted	(2.60)	(.88)	(.13)